Lease	12 Months Ended
Dec. 31, 2021
Lease
Lease

15. Lease

The Group’s leasing activities primarily consist of operating leases for administrative offices. ASC 842 requires lessees to recognize ROU assets and lease liabilities on the balance sheet. The Group has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.

The Group recorded ROU assets and lease liabilities as a lessee. As of December 31, 2020 and 2021, ROU assets were approximately RMB120,140 and RMB95,609, respectively. As of December 31, 2020 and 2021, lease liabilities were approximately RMB132,512 and RMB105,885, respectively. Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2020	2021
	RMB	RMB
Cash payments for operating leases	41,960	44,072
ROU assets obtained in exchange for operating lease liabilities	7,428	9,137

15. Lease (Continued)

Future lease payments under operating leases as of December 31, 2021 were as follows:

Operating leases
RMB
Year ending December 31,
2022	45,236
2023	50,972
2024	17,159
2025	627
2026 and thereafter	—
Total future lease payments	113,994
Less: Imputed interest	(8,109)
Total lease liability balance	105,885

The weighted-average remaining lease term was 3.37 and 2.42 years as of December 31, 2020 and 2021, respectively.

The weighted-average discount rate used to determine the operating lease liability as of December 31, 2020 and 2021 was 5.96% and 5.90%, respectively.

Operating lease expenses for the years ended December 31, 2020 and 2021 were RMB40,432 and RMB41,976, respectively, which excluded expenses of short-term contracts. Short-term lease expenses for the years ended December 31, 2020 and 2021 were RMB6,586 and RMB7,929, respectively.

There were no early terminated leases for the years ended December 31, 2020 and 2021, respectively.

As of December 31, 2020 and 2021, no additional operating leases have not yet commenced.